Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Goodwill and Intangible Assets

			Other intangible assets
					Non-
			Customer		compete	Information
	Note	Goodwill	relationships	Trademarks	agreements	technology	Total
Cost
Balance at December 31, 2019**		1,331,130	481,428	85,755	11,933	17,620	1,927,866
Additions through business combinations*	5	173,323	88,692	627	3,984	3,226	269,852
Other additions		-	-	-	-	1,665	1,665
Sale of business		(715)	-	-	-	(30)	(745)
Extinguishments		-	(1,397)	(1,014)	(1,456)	(440)	(4,307)
Effect of movements in exchange rates		19,888	6,219	1,034	227	483	27,851
Balance at December 31, 2020**		1,523,626	574,942	86,402	14,688	22,524	2,222,182
Additions through business combinations*	5	49,221	29,130	4,166	4,405	7,069	93,991
Other additions		-	3,263	-	-	3,880	7,143
Extinguishments		-	(18,357)	(1,178)	(1,027)	(1,510)	(22,072)
Effect of movements in exchange rates		(556)	(464)	(579)	(118)	33	(1,684)
Balance at December 31, 2021		1,572,291	588,514	88,811	17,948	31,996	2,299,560

Amortization and impairment losses
Balance at December 31, 2019**		146,890	219,764	40,181	4,470	13,511	424,816
Amortization		-	39,580	3,897	2,160	2,576	48,213
Sale of business		-	-	-	-	(28)	(28)
Extinguishments		-	(1,397)	(1,014)	(1,456)	(440)	(4,307)
Effect of movements in exchange rates		1,126	3,652	572	130	345	5,825
Balance at December 31, 2020**		148,016	261,599	43,636	5,304	15,964	474,519
Amortization		-	44,862	3,274	3,378	3,729	55,243
Extinguishments		-	(18,357)	(1,178)	(1,027)	(1,509)	(22,071)
Effect of movements in exchange rates		(536)	(526)	(57)	11	56	(1,052)
Balance at December 31, 2021		147,480	287,578	45,675	7,666	18,240	506,639

Net carrying amounts
At December 31, 2020**		1,375,610	313,343	42,766	9,384	6,560	1,747,663
At December 31, 2021		1,424,811	300,936	43,136	10,282	13,756	1,792,921
* Includes
non-material
adjustments to prior year’s acquisitions
** Recasted for change in accounting policy following the 2021 IFRS Interpretation Committee’s agenda decision on
Configuration or Customization Cost in a Cloud Computing Arrangement (IAS 38 Intangible Assets)
. Implementation costs on cloud computing arrangements, previously capitalized, are expensed as incurred. The result was a decrease in intangible assets of $2.1 million, a decrease in deferred tax liabilities of $0.5 million, and a decrease in retained earnings of $1.6 million reflected in the closing balances of December 31, 2019.

Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units
At December 31, 2021, the Group performed its annual goodwill impairment tests for operating segments which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2021	December 31, 2020
Package and Courier	190,853	189,533
Less-Than-Truckload
Canadian Less-Than-Truckload	137,638	136,914
Truckload
Canadian Truckload	93,152	86,416
U.S. Truckload	245,570	244,824
Specialized Truckload	431,761	394,303
Logistics	325,837	323,620
	1,424,811	1,375,610

Summary of Pretax Discount Rates
In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax
discount rates as follows:

Reportable segment / operating segment	2021	2020
Package and Courier	9.3%	9.1%
Less-Than-Truckload
Canadian Less-Than-Truckload	9.3%	9.1%
Truckload
Canadian Truckload	11.7%	11.5%
U.S. Truckload	10.5%	10.3%
Specialized Truckload	10.5%	10.3%
Logistics	8.7%	8.5%